AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 99.6%
Communication Services - 9.9%
Alphabet, Inc., Class A*	1,360	$1,993,216
Comcast Corp., Class A	36,625	1,694,272
Electronic Arts, Inc.*	10,697	1,394,996
Facebook, Inc., Class A*	8,744	2,290,054
IAC/InteractiveCorp.*	12,098	1,449,098

Total Communication Services		8,821,636
Consumer Discretionary - 11.7%
Amazon.com, Inc.*	722	2,273,383
Dollar General Corp.	7,931	1,662,496
The Home Depot, Inc.	5,749	1,596,555
Lowe's Cos., Inc.	9,944	1,649,312
O'Reilly Automotive, Inc.*	3,561	1,641,906
Ross Stores, Inc.	18,126	1,691,518

Total Consumer Discretionary		10,515,170
Consumer Staples - 3.7%
Church & Dwight Co., Inc.	17,173	1,609,282
The Procter & Gamble Co.	12,233	1,700,265

Total Consumer Staples		3,309,547
Financials - 5.2%
American Express Co.	13,086	1,311,871
The Progressive Corp.	17,785	1,683,706
S&P Global, Inc.	4,535	1,635,321

Total Financials		4,630,898
Health Care - 15.8%
AbbVie, Inc.	15,244	1,335,222
HCA Healthcare, Inc.	12,399	1,545,907
Horizon Therapeutics PLC*	22,726	1,765,356
Johnson & Johnson	9,329	1,388,901
Merck & Co., Inc.	16,027	1,329,440
Thermo Fisher Scientific, Inc.	3,972	1,753,717
UnitedHealth Group, Inc.	5,313	1,656,434
Vertex Pharmaceuticals, Inc.*	6,055	1,647,687
Zoetis, Inc.	10,378	1,716,210

Total Health Care		14,138,874
Industrials - 10.6%
Cintas Corp.	5,140	1,710,746
Illinois Tool Works, Inc.	8,503	1,642,865
Lockheed Martin Corp.	3,484	1,335,348
Roper Technologies, Inc.	3,863	1,526,310
Union Pacific Corp.	8,412	1,656,070
	Shares	Value

Waste Management, Inc.	14,499	$1,640,852

Total Industrials		9,512,191
Information Technology - 39.5%
Accenture PLC, Class A (Ireland)	6,960	1,572,890
Adobe, Inc.*	3,258	1,597,821
Akamai Technologies, Inc.*	13,033	1,440,668
Amphenol Corp., Class A	14,532	1,573,380
Apple, Inc.	22,268	2,578,857
Booz Allen Hamilton Holding Corp.	18,162	1,507,083
Cadence Design Systems, Inc.*	14,799	1,578,017
CDW Corp.	11,434	1,366,706
Fortinet, Inc.*	9,958	1,173,152
Genpact, Ltd.	39,251	1,528,826
Global Payments, Inc.	8,175	1,451,716
KLA Corp.	7,698	1,491,411
Lam Research Corp.	4,292	1,423,871
Mastercard, Inc., Class A	4,656	1,574,519
Microsoft Corp.	10,141	2,132,957
Motorola Solutions, Inc.	9,974	1,564,023
NVIDIA Corp.	3,282	1,776,284
PayPal Holdings, Inc.*	8,132	1,602,248
salesforce.com, Inc.*	6,196	1,557,179
ServiceNow, Inc.*	3,461	1,678,585
Texas Instruments, Inc.	11,830	1,689,206
Visa, Inc., Class A1	7,752	1,550,167

Total Information Technology		35,409,566
Materials - 1.8%
Martin Marietta Materials, Inc.	6,897	1,623,278
Real Estate - 1.4%
CBRE Group, Inc., Class A*	27,071	1,271,525

Total Common Stocks (Cost $61,053,348)		89,232,685
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[2]	146,604	146,604
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[2]	146,604	146,604
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[2]	151,046	151,046

Total Short-Term Investments (Cost $444,254)		444,254
Total Investments - 100.1% (Cost $61,497,602)		89,676,939

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.1)%	$(75,541)
Net Assets - 100.0%	$89,601,398

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,534,570 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$89,232,685	—	—	$89,232,685
Short-Term Investments
Other Investment Companies	444,254	—	—	444,254
Total Investments in Securities	$89,676,939	—	—	$89,676,939

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,534,570	—	$1,561,224	$1,561,224
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	11/15/20-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.